Condensed Consolidated Statements of Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands	Total	Common shares Ordinary Shares	Common shares Deferred Shares	Common shares Deferred B Shares	Common shares Deferred C Shares	Additional Paid in Capital	Accumulated other comprehensive loss	Accumulated deficit
Beginning balance at Dec. 31, 2018	$ 232,642	$ 2	$ 0	$ 118	$ 0	$ 361,311	$ (15,488)	$ (113,301)
Beginning balance (in shares) at Dec. 31, 2018		40,145,617	34,425	88,893,548	1
Stockholders' Equity
Share-based compensation expense	23,940					23,940
Restricted shares - forfeited (in shares)		(380)
Issuance of ordinary shares, net of issuance costs	108,815	$ 0				108,815
Issuance of ordinary shares, net of issuance costs (in shares)		4,830,000
Exercise of share options	14					14
Exercise of share option (in shares)		7,141
Unrealized gain on foreign currency translation	(12,865)						(12,865)
Net loss	(82,905)							(82,905)
Ending balance at Sep. 30, 2019	269,641	$ 2	$ 0	$ 118	$ 0	494,080	(28,353)	(196,206)
Ending balance (in shares) at Sep. 30, 2019		44,982,378	34,425	88,893,548	1
Beginning balance at Jun. 30, 2019	298,222	$ 2	$ 0	$ 118	$ 0	486,369	(19,309)	(168,958)
Beginning balance (in shares) at Jun. 30, 2019		44,981,860	34,425	88,893,548	1
Stockholders' Equity
Share-based compensation expense	7,709					7,709
Exercise of share options	2					2
Exercise of share option (in shares)		518
Unrealized gain on foreign currency translation	(9,044)						(9,044)
Net loss	(27,248)							(27,248)
Ending balance at Sep. 30, 2019	269,641	$ 2	$ 0	$ 118	$ 0	494,080	(28,353)	(196,206)
Ending balance (in shares) at Sep. 30, 2019		44,982,378	34,425	88,893,548	1
Beginning balance at Dec. 31, 2019	254,839	$ 2	$ 0	$ 118	$ 0	500,560	(8,691)	(237,150)
Beginning balance (in shares) at Dec. 31, 2019		44,983,006	34,425	88,893,548	1
Stockholders' Equity
Share-based compensation expense	15,786					15,786
Restricted shares - forfeited (in shares)		(1,969)
Issuance of ordinary shares, net of issuance costs	73,953	$ 1				73,952
Issuance of ordinary shares, net of issuance costs (in shares)		7,250,000
Exercise of share options	$ 71					71
Exercise of share option (in shares)	67,839	67,839
Unrealized gain on foreign currency translation	$ (8,605)						(8,605)
Net loss	(99,233)							(99,233)
Ending balance at Sep. 30, 2020	236,811	$ 3	$ 0	$ 118	$ 0	590,369	(17,296)	(336,383)
Ending balance (in shares) at Sep. 30, 2020		52,298,876	34,425	88,893,548	1
Beginning balance at Jun. 30, 2020	258,952	$ 3	$ 0	$ 118	$ 0	586,110	(28,211)	(299,068)
Beginning balance (in shares) at Jun. 30, 2020		52,250,404	34,425	88,893,548	1
Stockholders' Equity
Share-based compensation expense	4,245					4,245
Restricted shares - forfeited (in shares)		0
Exercise of share options	14					14
Exercise of share option (in shares)		48,472
Unrealized gain on foreign currency translation	10,915						10,915
Net loss	(37,315)							(37,315)
Ending balance at Sep. 30, 2020	$ 236,811	$ 3	$ 0	$ 118	$ 0	$ 590,369	$ (17,296)	$ (336,383)
Ending balance (in shares) at Sep. 30, 2020		52,298,876	34,425	88,893,548	1